UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21437

Cohen & Steers REIT and Utility Income Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue, New York, NY			10017
(Address of principal executive offices)			(Zip code)

Adam M. Derechin Cohen & Steers Capital Management, Inc. 280 Park Avenue New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2008

Item 1. Reports to Stockholders.

COHEN & STEERS REIT AND UTILITY INCOME FUND, INC.

August 8, 2008

To Our Shareholders:

We are pleased to submit to you our report for the six months ended June 30, 2008. The net asset value at that date was $19.61 per common share. The fund's common stock is traded on the New York Stock Exchange (NYSE) and its share price can differ from its net asset value; at period end, the fund's closing price on the NYSE was $17.56. The total returns, including income, for Cohen & Steers REIT and Utility Income Fund and the comparative benchmarks were:

Six Months Ended June 30, 2008
Cohen & Steers REIT and Utility Income Fund at Market Value[a]	–8.74%
Cohen & Steers REIT and Utility Income Fund at Net Asset Value[a]	–7.39%
FTSE NAREIT Equity REIT Index[b]	–3.59%
S&P 1500 Utilities Index[b]	–2.52%
S&P 500 Index[b]	–11.91%
Blended benchmark—40% FTSE NAREIT Equity REIT Index, 40% S&P 1500 Utilities Index, 20% Merrill Lynch Fixed Rate Preferred Index[b]	–2.18%

The performance data quoted represent past performance. Past performance is no guarantee of future results. The investment return and the principal value of an investment will fluctuate and shares, if sold, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance results reflect the effects of leverage, resulting from the issuance of preferred shares.

Three monthly distributions of $0.1625 per common share were declared and will be paid to common shareholders on July 31, 2008, August 29, 2008 and September 30, 2008c. The fund makes regular monthly cash a  As a closed-end investment company, the price of the fund's New York Stock Exchange-traded shares will be set by market forces and at times may deviate from the net asset value per share of the fund.

b  The FTSE NAREIT Equity REIT Index is an unmanaged, market capitalization weighted index of all publicly traded REITs that invest predominantly in the equity ownership of real estate. The index is designed to reflect the performance of all publicly traded equity REITs as a whole. The S&P 1500 Utilities Index is an unmanaged market capitalization weighted index of 75 companies whose primary business involves the generation, transmission and/or distribution of electricity and/or natural gas. The S&P 500 Index is an unmanaged index of common stocks that is frequently used as a general measure of stock market performance. The Merrill Lynch Fixed Rate Preferred Index is an unmanaged index of preferred securities.

c  Please note that distributions paid by the fund to shareholders are subject to recharacterization for tax purposes. The final tax treatment of these distributions is reported to shareholders after the close of the calendar year.

COHEN & STEERS REIT AND UTILITY INCOME FUND, INC.

distributions to common shareholders at a level rate (the "Policy"). As a result of this Policy, the fund may pay distributions in excess of the fund's investment company taxable income and net realized capital gains. This excess would be a "return of capital" distributed from the fund's assets. Distributions of capital decrease the fund's total assets and, therefore, could have the effect of increasing the fund's expense ratio. In addition, in order to make these distributions, the fund may have to sell portfolio securities at a less than opportune time.

Investment Review

The six-month period was a negative one for U.S. real estate securities, although they outperformed the broader U.S. stock market by a wide margin. Having underperformed in 2007, REITs entered the period with considerable pessimism priced into their shares. They performed well in both absolute and relative terms through May, as fundamentals remained supportive—demand softened only modestly amid limited new supply. Reported earnings were mostly in line with expectations. Real estate securities also received a boost in a March-April "relief rally," after the Federal Reserve helped arrange the purchase of Bear Stearns by JPMorgan Chase while taking other steps to avert possible failures in the financial system.

However, sentiment toward REITs, and stocks in general, rapidly deteriorated late in the period. Surging oil prices contributed to fears of global stagflation—an unwelcome mix of inflation and slowing economic growth. This reduced the probability that the Federal Reserve would continue to lower interest rates. The Fed in fact kept rates unchanged at 2% at its June meeting, after lowering them from 5.25% beginning in September 2007. In addition, there were heightened concerns about the financial sector, with a new focus on local and regional banks.

Utility stocks outperformed

While utility stocks struggled along with other equities in the first few months of the year, they rallied in the second quarter. Given a choppy market and uncertain economy, investors once again saw appeal in the defensive characteristics associated with utilities—relatively stable earnings that benefit from regulation, minimal competition and stable underlying demands.

Utilities' outperformance also reflected a rise in realized power prices. Natural gas prices, which determine electricity prices in much of the country, surged in the period amid strong global demand. This supported strong earnings growth, particularly for utilities that are less reliant on natural gas as an input, such as nuclear generators.

Preferred securities had a positive return

Preferred securities were strong performers early in the period. However, issuance from stressed financial institutions continued to set and break records in the period as banks sought to shore up their capital bases. The abundance of supply from blue-chip names not only depressed secondary market prices, it also crowded out regional banks (which face their own mortgage-related losses) from accessing much-needed capital. REIT preferred securities were standouts, with a total return of 7.6% in the period as measured by the Merrill Lynch REIT Preferred Index. As in the equity markets, however, intensifying inflation concerns weighed on all preferreds late in the period.

COHEN & STEERS REIT AND UTILITY INCOME FUND, INC.

Leverage and AMPS complicated a difficult period

The fund employs leverage as part of a yield-enhancement strategy, as is the case with many closed-end funds. While leverage can increase total return in strong markets, it can have the opposite effect in declining markets. In the six-month period ended June 30, the fund's leverage detracted from performance.

The fund issued auction market preferred securities (AMPS)—perpetual securities with dividend rates that are reset at weekly or monthly auctions. When there is an insufficient number of bids at an auction, the dividends are reset at the maximum rates allowed under the governing documents (See Note 5 in Notes to the Financial Statements). In February, the auctions stalled when the financial institutions that had often absorbed excess supply suspended their bids for AMPS. This triggered unsuccessful auctions that have resulted in an illiquid market for AMPS, including those issued by the fund.

Because leverage enhances current income—even at current AMPS borrowing costs—and because markets tend to trend upward over time, we believe that leverage will still help fulfill the fund's long-term objectives. To that end, the fund's board of directors is evaluating ways to recapitalize the fund to add other forms of financing, at an attractive cost of capital. Cohen & Steers will keep all shareholders informed of our progress. For more information and periodic updates, please visit cohenandsteers.com.

The fund underperformed on the security level

On a pre-leveraged basis, the fund underperformed both its NAREIT and S&P 1500 Utilities benchmarks (although it outperformed the broad market as measured by the S&P 500 Index). With regard to our real estate securities allocation, factors that hindered relative performance included our underweights in the self storage and apartment sectors, which outperformed the NAREIT index. Our underweight in the industrial sector—based on valuations and our concerns over earnings stability—helped relative return, as did our underweight in the hotel sector, which struggled amid a contracting travel industry. The sector is less appealing in our view from an income perspective.

In the utilities portion of the fund, relative performance was hindered by our overweight in certain regulated electric companies that benefited less from higher power prices. Our underweight in the natural gas utilities sector, which performed well amid rising natural gas prices, also detracted from performance. Performance was helped by our underweight in the lower-yielding independent energy producers sector, which had a double-digit decline in the challenging equity environment.

REIT preferreds' positive return in the period boosted the fund's performance. At the same time, our REIT preferred allocation underperformed the broad REIT preferred market, contributing to the fund's underperformance of its blended benchmark.

COHEN & STEERS REIT AND UTILITY INCOME FUND, INC.

Investment Outlook

We expect U.S. REITs to generate earnings growth in the 4% to 6% range this year and in 2009, with demand and supply for commercial real estate remaining largely in balance. With REITs continuing to trade at greater-than-average discounts to net asset value, we view them as attractive, given their moderate growth, relatively stable earnings and compelling yields. As of June 30, REITs had an average dividend yield of 5.3%, compared with a dividend yield of 2.4% for the S&P 500 Index and a yield of 4.0% for the 10-year Treasury.

High oil and gasoline prices, the specter of rising inflation and a credit crunch that has yet to run its course suggest that challenging macroeconomic conditions could persist over the next 12 to 18 months. Our focus remains on financially stronger REITs whose business models, in our view, can be sustained despite what we expect to be a prolonged consumer recession and moderate corporate slowdown.

Utilities offer growth at reasonable valuations

Within a highly uncertain economic environment, we believe that utilities securities have the potential to outperform as investors seek less cyclical sectors of the stock market. We also believe that investors could find these securities appealing based on valuations and growth profiles. Utilities currently trade at a price-to-earnings multiple of 14.5 times one-year forward earnings, in line with their historical average. However, utilities have a projected annual growth rate in the 9% to 11% range for the next three years, well above the historical average, as power generation fundamentals are expected to remain attractive in the United States and Europe.

Income and diversification

The outperformance of both real estate and utility securities in the period underscores their potential for attractive diversification benefits in uncertain markets. Both asset classes have relatively predicable earnings, while offering some of the highest yields found in the various sectors of the stock market. Preferred securities, which have

COHEN & STEERS REIT AND UTILITY INCOME FUND, INC.

often outperformed in negative periods for equities, and which currently have compelling yields in our view, can be a source of income and diversification as well.

Sincerely,

MARTIN COHEN	ROBERT H. STEERS

Co-chairman	Co-chairman

ROBERT S. BECKER	WILLIAM F. SCAPELL

Portfolio Manager	Portfolio Manager

JOSEPH M. HARVEY	THOMAS N. BOHJALIAN

Portfolio Manager	Portfolio Manager

 The views and opinions in the preceding commentary are as of the date stated and are subject to change. This material represents an assessment of the market environment at a specific point in time, should not be relied upon as investment advice and is not intended to predict or depict performance of any investment.

Visit Cohen & Steers online at cohenandsteers.com

For more information about any of our funds, visit cohenandsteers.com, where you will find daily net asset values, fund fact sheets and portfolio highlights. You can also access newsletters, education tools and market updates covering the global real estate, listed infrastructure, utilities, large cap value and preferred securities sectors.

In addition, our Web site contains comprehensive information about our firm, including our most recent press releases, profiles of our senior investment professionals and an overview of our investment approach.

COHEN & STEERS REIT AND UTILITY INCOME FUND, INC.

Our Leverage Strategy
(Unaudited)

While we do not attempt to predict what future interest rates will be, it has been our philosophy to utilize interest rate swap transactions to seek to reduce the interest rate risk inherent in our utilization of leverage. Our leverage strategy involves issuing auction market preferred shares (AMPS) to raise additional capital for the fund, with an objective of increasing the net income available for shareholders. As of June 30, 2008, AMPS represented 41% of the fund's managed assets. Considering that AMPS have variable dividend rates, we seek to lock in the rate on a significant portion of this additional capital through interest rate swap agreements (where we effectively convert our variable rate obligation to a fixed rate obligation for the term of the swap agreements). Specifically, we have fixed the rate on 55% of our borrowings at an average interest rate of 3.6% for an average remaining period of 3.1 years (when we first entered into the swaps, the average term was 5.6 years). By locking in a significant portion or our leveraging costs, we have endeavored to adequately protect the dividend-paying ability of the fund. The use of leverage increases the volatility of the fund's net asset value in both up and down markets. However, we believe that locking in a portion of the fund's leveraging costs for the term of the swap agreements partially protects the fund from any impact that an increase in short-term interest rates may have as a result of the use of leverage.

Leverage Factsa

Leverage (as a % of managed assets)	41%
% Fixed Rate	55%
% Variable Rate	45%
Weighted Average Rate on Swaps	3.6%
Weighted Average Term on Swaps	3.1 years
Current Rate on AMPS[b]	3.8%

a  Data as of June 30, 2008. Information subject to change.

b  The Articles Supplementary (the "Articles") creating each series of Auction Market Preferred Shares ("AMPS") provide for dividends to be paid at either the rate set in the current auction, or at the maximum rate as defined in the Articles if sufficient clearing bids for the AMPS are not received in the current auction. Beginning on February 13, 2008, sufficient clearing bids were not received for a number of auctions for certain AMPS series of the fund, and therefore, the maximum rates were declared on the respective AMPS series. For further information, please see Note 5 in Notes to Financial Statements or visit our Web site at cohenandsteers.com.

COHEN & STEERS REIT AND UTILITY INCOME FUND, INC.

JUNE 30, 2008

Top Ten Holdingsa
(Unaudited)

Security	Market Value	% of Managed Assets
Exelon Corp.	$72,543,744	3.7%
Public Service Enterprise Group	69,859,530	3.6
Duke Energy Corp.	63,839,173	3.3
Nationwide Health Properties	59,254,733	3.0
Boston Properties	59,043,487	3.0
Southern Co.	58,218,624	3.0
Entergy Corp.	56,071,392	2.9
FirstEnergy Corp.	43,881,890	2.3
Home Properties	37,793,759	1.9
SL Green Realty Corp.	36,719,408	1.9

a  Top ten holdings are determined on the basis of the market value of individual securities held. The fund may also hold positions in other types of securities issued by the companies listed above. See the Schedule of Investments for additional details on such other positions.

Sector Breakdown

(Based on Managed Assets)
(Unaudited)

COHEN & STEERS REIT AND UTILITY INCOME FUND, INC.

SCHEDULE OF INVESTMENTS

June 30, 2008 (Unaudited)

		Number of Shares	Value
COMMON STOCK	126.3%
ENERGY	8.5%
INTEGRATED OIL & GAS	0.4%
Duncan Energy Partners LP		81,000	$1,461,240
Targa Resources Partners LP		147,000	3,388,350
			4,849,590
OIL & GAS EQUIPMENT & SERVICES	0.3%
Exterran Partners LP		88,500	2,749,695
OIL & GAS STORAGE & TRANSPORTATION	7.8%
DCP Midstream Partners LP		142,000	4,153,500
Enbridge Energy Partners LP		145,000	7,294,950
Energy Transfer Partners LP		159,600	6,937,812
Enterprise Products Partners LP		307,200	9,074,688
Kinder Morgan Energy Partners LP		174,192	9,707,720
Magellan Midstream Partners LP		170,900	6,082,331
MarkWest Energy Partners LP		186,248	6,649,054
SemGroup Energy Partners LP		61,200	1,550,808
Spectra Energy Corp.		852,470	24,499,988
Teekay LNG Partners LP		69,300	1,824,669
Teekay Offshore Partners LP		78,900	1,558,275
Williams Partners LP		336,900	11,067,165
			90,400,960
TOTAL ENERGY			98,000,245
INTEGRATED TELECOMMUNICATIONS SERVICES	0.7%
Citizens Communications Co.		281,500	3,192,210
Fairpoint Communications		642,250	4,630,623
			7,822,833
REAL ESTATE	58.4%
DIVERSIFIED	8.3%
Boston Properties[a]		654,439	59,043,487
Land Securities Group PLC (United Kingdom)		100,300	2,461,320

See accompanying notes to financial statements.

COHEN & STEERS REIT AND UTILITY INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2008 (Unaudited)

		Number of Shares	Value
Unibail-Rodamco (France)		55,200	$12,768,773
Vornado Realty Trust		245,500	21,604,000
			95,877,580
HEALTH CARE	13.9%
HCP		848,100	26,978,061
Health Care REIT		467,500	20,803,750
Nationwide Health Properties		1,881,700	59,254,733
Omega Healthcare Investors		720,105	11,989,748
Senior Housing Properties Trust		702,382	13,717,521
Ventas		653,600	27,823,752
			160,567,565
HOTEL	2.1%
DiamondRock Hospitality Co.		940,100	10,237,689
Hospitality Properties Trust		342,800	8,384,888
Strategic Hotels & Resorts		547,800	5,132,886
			23,755,463
INDUSTRIAL	1.2%
EastGroup Properties		114,000	4,890,600
ING Industrial Fund (Australia)		2,689,595	4,048,055
Segro PLC (United Kingdom)		616,180	4,829,574
			13,768,229
OFFICE	7.5%
BioMed Realty Trust		210,453	5,162,412
Brandywine Realty Trust[b]		763,937	12,039,647
Highwoods Properties		382,200	12,008,724
ING Office Fund (Australia)		1,047,056	1,154,324
Mack-Cali Realty Corp.		453,400	15,492,678
Parkway Properties		126,200	4,256,726
SL Green Realty Corp.		443,900	36,719,408
			86,833,919

See accompanying notes to financial statements.

COHEN & STEERS REIT AND UTILITY INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2008 (Unaudited)

		Number of Shares	Value
OFFICE/INDUSTRIAL	1.9%
Liberty Property Trust		664,995	$22,044,584
RESIDENTIAL—APARTMENT	9.1%
American Campus Communities		466,685	12,992,511
Apartment Investment & Management Co.[c]		708,805	24,141,898
Education Realty Trust		467,800	5,449,870
Home Properties		786,387	37,793,759
Mid-America Apartment Communities		201,600	10,289,664
UDR		632,100	14,146,398
			104,814,100
SELF STORAGE	1.6%
Extra Space Storage		628,500	9,653,760
Sovran Self Storage		218,600	9,085,016
			18,738,776
SHOPPING CENTER	12.1%
COMMUNITY CENTER	4.3%
Cedar Shopping Centers		571,300	6,695,636
Developers Diversified Realty Corp.		726,100	25,202,931
Inland Real Estate Corp.		753,500	10,865,470
Urstadt Biddle Properties—Class A		517,500	7,586,550
			50,350,587
FREE STANDING	1.7%
National Retail Properties		934,200	19,524,780
REGIONAL MALL	6.1%
General Growth Properties		739,031	25,888,256
Glimcher Realty Trust		248,700	2,780,466
Macerich Co.		331,788	20,613,988
Simon Property Group		232,200	20,872,458
			70,155,168
TOTAL SHOPPING CENTER			140,030,535

See accompanying notes to financial statements.

COHEN & STEERS REIT AND UTILITY INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2008 (Unaudited)

		Number of Shares	Value
SPECIALTY	0.7%
Entertainment Properties Trust		162,866	$8,052,095
TOTAL REAL ESTATE			674,482,846
UTILITIES	58.7%
ELECTRIC UTILITIES	39.7%
Allegheny Energy		56,000	2,806,160
American Electric Power Co.		131,259	5,280,550
Cleco Corp.		243,500	5,680,855
DPL		112,900	2,978,302
Duke Energy Corp.		3,673,140	63,839,173
E.ON AG (ADR) (Germany)		308,096	20,680,944
Electricite de France (France)		150,600	14,307,358
Entergy Corp.		465,400	56,071,392
Exelon Corp.		806,400	72,543,744
FirstEnergy Corp.		533,000	43,881,890
Fortum Oyj (Finland)		156,000	7,923,519
FPL Group		415,158	27,226,062
ITC Holdings Corp.		88,900	4,543,679
Northeast Utilities		234,000	5,974,020
Pepco Holdings		990,800	25,414,020
Pinnacle West Capital Corp.		222,500	6,846,325
PPL Corp.		397,000	20,751,190
Progress Energy		117,900	4,931,757
Scottish and Southern Energy PLC (United Kingdom)		308,328	8,616,425
Southern Co.		1,667,200	58,218,624
			458,515,989
GAS UTILITIES	0.5%
Equitable Resources		87,300	6,028,938
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS	2.2%
Constellation Energy Group		306,000	25,122,600
MULTI UTILITIES	16.1%
Ameren Corp.		450,800	19,037,284
Consolidated Edison[d]		318,000	12,430,620

See accompanying notes to financial statements.

COHEN & STEERS REIT AND UTILITY INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2008 (Unaudited)

		Number of Shares	Value
Dominion Resources		439,400	$20,867,106
DTE Energy Co.		22,081	937,118
NSTAR		276,374	9,346,969
OGE Energy Corp.		134,100	4,252,311
PG&E Corp.		379,000	15,042,510
Public Service Enterprise Group		1,521,000	69,859,530
RWE AG (Germany)		50,483	6,376,922
Sempra Energy		241,027	13,605,974
United Utilities PLC (United Kingdom)		92,301	1,262,128
Xcel Energy		639,200	12,828,744
			185,847,216
WATER UTILITIES	0.2%
American Water Works Co.[e]		88,500	1,962,930
TOTAL UTILITIES			677,477,673
TOTAL COMMON STOCK (Identified cost—$1,250,467,207)			1,457,783,597
PREFERRED SECURITIES—$25 PAR VALUE	22.1%
BANK	2.6%
Bank of America Corp., 8.20%		200,000	4,962,000
Deutsche Bank Contingent Capital Trust III, 7.60%		172,000	3,933,640
Deutsche Bank Contingent Capital Trust V, 8.05%		120,000	2,872,800
JPMorgan Chase Capital XXVI, 8.00%, due 5/15/48, Series Z		240,000	6,213,600
PNC Capital Trust E, 7.75%		64,000	1,438,080
Regions Financing Trust III, 8.875%		137,000	3,116,750
U.S. Bancorp, 3.50%, Series B (FRN)		99,952	1,788,141
Wachovia Corp., 8.00%		97,000	2,174,740
Wells Fargo Capital XII, 7.875%		147,875	3,695,396
			30,195,147
BANK—FOREIGN	1.9%
Barclays Bank PLC, 8.125%		209,800	5,158,982
HSBC Holdings PLC, 8.125%		140,000	3,645,600
Santander Finance Preferred, 6.50%		95,700	2,019,270

See accompanying notes to financial statements.

COHEN & STEERS REIT AND UTILITY INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2008 (Unaudited)

		Number of Shares	Value
Santander Finance Preferred, 6.80%		269,935	$5,927,773
Santander Finance Preferred, 4.00%, Series 6 (FRN)		280,000	4,648,000
			21,399,625
ENERGY—INTEGRATED OIL & GAS	0.1%
Nexen, 7.35%, due 11/1/43, Series B		39,211	943,417
FINANCE	2.0%
AGENCY	0.7%
Federal National Mortgage Association, 8.25%		156,775	3,597,986
Federal National Mortgage Association, 8.25%, Series T		100,125	2,405,003
Freddie Mac, 8.375%, Series Z		67,900	1,649,970
			7,652,959
INVESTMENT BANKER/BROKER	1.0%
Lehman Brothers Holdings, 7.95%, Series J		300,000	6,105,000
Merrill Lynch & Co., 4.00%, Series 5 (FRN)		133,745	1,812,244
Merrill Lynch & Co., 8.625%		160,000	3,712,000
			11,629,244
INVESTMENT BANKER/BROKER—FOREIGN	0.2%
Credit Suisse Guernsey, 7.90%		100,000	2,460,250
MORTGAGE LOAN/BROKER	0.1%
Countrywide Capital IV, 6.75%, due 4/1/33		57,270	1,015,970
TOTAL FINANCE			22,758,423
INSURANCE	2.2%
LIFE/HEALTH INSURANCE	0.2%
Delphi Financial Group, 7.376%, due 5/15/37		99,250	1,856,968

See accompanying notes to financial statements.

COHEN & STEERS REIT AND UTILITY INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2008 (Unaudited)

		Number of Shares	Value
MULTI-LINE	0.2%
MetLife, 6.50%, Series B		92,500	$1,979,500
MULTI-LINE—FOREIGN	0.8%
Allianz SE, 8.375%		220,000	5,478,000
ING Groep N.V., 6.375%		59,473	1,103,224
ING Groep N.V., 7.375%		142,000	3,108,380
			9,689,604
PROPERTY CASUALTY	0.5%
Berkley W R Capital Trust II, 6.75%, due 7/26/45		109,600	2,394,760
Markel Corp., 7.50%, due 8/22/46		152,711	3,671,172
			6,065,932
PROPERTY CASUALTY—FOREIGN	0.2%
Arch Capital Group Ltd., 8.00%		125,000	2,911,250
REINSURANCE—FOREIGN	0.3%
Aspen Insurance Holdings Ltd., 7.401%, Series A		150,000	3,240,000
TOTAL INSURANCE			25,743,254
MEDIA—DIVERSIFIED SERVICES	1.0%
Comcast Corp., 6.625%, due 5/15/56		122,037	2,627,457
Comcast Corp., 7.00%, due 9/15/55, Series B		350,000	8,120,000
Liberty Media Corp., 8.75%, due 2/1/30 (PPLUS)		54,000	1,079,460
			11,826,917
REAL ESTATE	10.6%
DIVERSIFIED	2.1%
Duke Realty Corp., 8.375%, Series O		77,300	1,845,151
Forest City Enterprises, 7.375%, Class A		519,000	11,490,660
iStar Financial, 7.875%, Series E		242,400	4,532,880
iStar Financial, 7.65%, Series G		88,300	1,421,630
iStar Financial, 7.50%, Series I		250,000	4,012,500
Lexington Corporate Properties Trust, 8.05%, Series B		19,460	402,822
			23,705,643

See accompanying notes to financial statements.

COHEN & STEERS REIT AND UTILITY INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2008 (Unaudited)

		Number of Shares	Value
HEALTH CARE	2.9%
Health Care REIT, 7.875%, Series D		153,536	$3,661,834
Health Care REIT, 7.625%, Series F		305,600	7,151,040
LTC Properties, 8.00%, Series F		438,000	10,104,660
Omega Healthcare Investors, 8.375%, Series D		500,000	12,000,000
			32,917,534
HOTEL	0.7%
Ashford Hospitality Trust, 8.55%, Series A		25,953	457,551
Host Hotels & Resorts, 8.875%, Series E		80,000	2,000,000
LaSalle Hotel Properties, 8.00%, Series E		170,000	3,553,000
Strategic Hotels & Resorts, 8.25%, Series B		90,800	1,634,400
W2007 Grace Acquisition I, 9.00%, Series Cf		64,825	648,250
			8,293,201
OFFICE	2.4%
Alexandria Real Estate Equities, 8.375%, Series C		374,250	9,206,550
Brandywine Realty Trust, 7.50%, Series C		177,410	3,725,610
SL Green Realty Corp., 7.625%, Series C		424,500	9,468,472
SL Green Realty Corp., 7.875%, Series D		227,650	5,235,950
			27,636,582
OFFICE/INDUSTRIAL	0.6%
PS Business Parks, 7.00%, Series H		55,959	1,141,564
PS Business Parks, 6.875%, Series I		245,000	4,728,500
PS Business Parks, 7.95%, Series K		65,000	1,530,100
			7,400,164
RESIDENTIAL—APARTMENT	0.4%
Apartment Investment & Management Co., 8.00%, Series T		138,400	3,217,800
Apartment Investment & Management Co., 8.00%, Series V		47,200	1,076,160
Apartment Investment & Management Co., 7.875%, Series Y		34,000	767,720
			5,061,680

See accompanying notes to financial statements.

COHEN & STEERS REIT AND UTILITY INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2008 (Unaudited)

		Number of Shares	Value
SHOPPING CENTER	1.5%
COMMUNITY CENTER	1.2%
Cedar Shopping Centers, 8.875%, Series A		117,000	$2,854,800
Developers Diversified Realty Corp., 7.50%, Series I		300,700	6,459,036
Kimco Realty Corp., 7.75%, Series G		88,700	2,108,399
Saul Centers, 8.00%, Series A		96,300	2,301,570
			13,723,805
REGIONAL MALL	0.3%
CBL & Associates Properties, 7.75%, Series C		114,710	2,512,149
CBL & Associates Properties, 7.375%, Series D		60,000	1,225,800
			3,737,949
TOTAL SHOPPING CENTER			17,461,754
TOTAL REAL ESTATE			122,476,558
INTEGRATED TELECOMMUNICATION SERVICES	0.5%
Telephone & Data Systems, 7.60%, due 12/1/41, Series A		255,375	5,332,230
United States Cellular Corp., 7.50%, due 6/15/34		39,700	923,819
			6,256,049
UTILITIES	1.2%
ELECTRIC UTILITIES	0.6%
American Electric Power Co., 8.75%		103,195	2,658,303
FPL Group Capital, 7.45%, due 9/1/67, Series E		110,000	2,860,000
			5,518,303
MULTI UTILITIES	0.6%
Constellation Energy Group, 8.625%, due 6/15/63, Series A		200,000	4,978,000
Xcel Energy, 7.60%		100,000	2,467,000
			7,445,000
TOTAL UTILITIES			12,963,303
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$283,029,264)			254,562,693

See accompanying notes to financial statements.

COHEN & STEERS REIT AND UTILITY INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2008 (Unaudited)

		Number of Shares	Value
PREFERRED SECURITIES—CAPITAL SECURITIES	11.6%
BANK	3.9%
Astoria Capital Trust I, 9.75%, due 11/1/29, Series B		3,000,000	$3,104,136
Bank of America Corp., 8.00%, due 12/29/49		10,500,000	9,853,095
CBG Florida REIT Corp., 7.114%, due 2/15/49, 144Af,g		3,000,000	815,208
Citigroup, 8.40%, due 4/30/49		10,150,000	9,661,379
Citigroup Capital XXI, 8.30%, due 12/21/57		2,500,000	2,367,047
JPMorgan Chase, 7.90%, due 4/29/49		8,000,000	7,523,440
PNC Preferred Funding Trust I, 8.70%, due 2/28/49, 144Ag		6,500,000	6,480,221
Sovereign Capital Trust VI, 7.908%, due 6/13/36		4,415,000	3,535,024
Washington Mutual Preferred Funding Cayman, 7.25%, due 3/29/49, Series A-1, 144Ag		1,100,000	622,082
Webster Capital Trust IV, 7.65%, due 6/15/37		2,000,000	1,299,628
			45,261,260
BANK—FOREIGN	0.8%
Credit Agricole SA/London, 6.637%, due 12/31/49, 144Ag		2,000,000	1,668,212
Royal Bank of Scotland Group PLC, 7.64%, due 3/31/43		2,000,000	1,831,576
Royal Bank of Scotland Group PLC, 6.99%, due 10/29/49, 144Ag		3,500,000	3,155,253
Standard Chartered PLC, 7.014%, due 12/30/49, 144Ag		2,500,000	2,159,198
			8,814,239
ELECTRIC	1.5%
MULTI UTILITIES	1.1%
Dominion Resources, 7.50%, due 6/30/66, Series A		5,440,000	5,068,617
Dominion Resources Capital Trust I, 7.83%, due 12/1/27		2,000,000	1,984,430
PPL Capital Funding, 6.70%, due 3/30/67, Series A		5,000,000	4,271,885
Puget Sound Energy, 6.974%, due 6/1/67, Series Af		2,000,000	1,718,386
			13,043,318
UTILITIES	0.4%
DPL Capital Trust II, 8.125%, due 9/1/31		4,000,000	4,565,260
TOTAL ELECTRIC			17,608,578
FINANCE	0.2%
Capital One Capital III, 7.686%, due 8/15/36		3,500,000	2,807,413

See accompanying notes to financial statements.

COHEN & STEERS REIT AND UTILITY INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2008 (Unaudited)

		Number of Shares	Value
FOOD	0.3%
Dairy Farmers of America, 7.875 144Af,g		42,500	$3,469,063
GAS UTILITIES	0.6%
Southern Union Co., 7.20%, due 11/1/66		8,750,000	7,104,396
INSURANCE	3.5%
LIFE/HEALTH INSURANCE	0.9%
Liberty Mutual Group, 7.00%, due 3/15/37, 144Ag		2,000,000	1,687,314
Liberty Mutual Group, 7.80%, due 3/15/37, 144Ag		7,000,000	5,602,205
Liberty Mutual Insurance, 7.697%, due 10/15/97, 144Ag		4,000,000	3,403,256
			10,692,775
MULTI-LINE	2.1%
AFC Capital Trust I, 8.207%, due 2/3/27, Series Bf		9,000,000	7,542,018
Catlin Insurance Co., 7.249%, due 12/1/49, 144Ag		4,000,000	2,923,928
Metlife Capital Trust IV, 7.875%, due 12/15/67, 144Ag		4,000,000	3,930,996
Old Mutual Capital Funding, 8.00%, (Eurobond)		10,000,000	9,525,000
			23,921,942
PROPERTY CASUALTY	0.4%
Progressive Corp. (The), 6.70%, due 6/15/37		3,000,000	2,634,855
White Mountains Re Group Ltd., 7.506%, due 5/29/49, 144Ag		2,000,000	1,525,600
			4,160,455
REINSURANCE	0.1%
PartnerRe Finance II, 6.44%, due 12/1/66		2,000,000	1,591,144
TOTAL INSURANCE			40,366,316
OIL—EXPLORATION AND PRODUCTION	0.3%
Pemex Project Funding Master Trust, 7.75%, due 9/28/49		3,000,000	3,014,250
PIPELINES	0.5%
Enbridge Energy Partners LP, 8.05%, due 10/1/37		2,000,000	1,863,908
Enterprise Products Operating LP, 8.375%, due 8/1/66		3,500,000	3,504,063
			5,367,971
TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$153,188,569)			133,813,486

See accompanying notes to financial statements.

COHEN & STEERS REIT AND UTILITY INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2008 (Unaudited)

		Principal Amount	Value
CORPORATE BONDS	4.7%
BANK	0.7%
PNC Financial Services Group Inc, 8.25%, due 12/31/49		$3,500,000	$3,495,978
State Street Capital Trust III, 8.25%, due 12/29/49		2,000,000	2,039,820
Wells Fargo Capital XIII, 7.70%, due 12/29/49		2,500,000	2,487,540
			8,023,338
BANK—FOREIGN	0.2%
Natixis, 10.00%, due 4/29/49, 144Ag		3,000,000	3,000,000
INSURANCE	0.6%
American International Group, 8.175%, due 5/15/58, 144Ag		3,500,000	3,302,681
Liberty Mutual Group, 10.75%, due 6/15/58, 144Ag		4,000,000	3,838,244
			7,140,925
INTEGRATED TELECOMMUNICATIONS SERVICES	1.6%
Citizens Communications Co., 7.875%, due 1/15/27		2,000,000	1,760,000
Citizens Communications Co., 9.00%, due 8/15/31		10,000,000	9,050,000
Embarq Corp., 7.995%, due 6/1/36		8,000,000	7,588,168
			18,398,168
MEDIA	1.2%
Cablevision Systems Corp., 8.00%, due 4/15/12		3,850,000	3,657,500
CSC Holdings, 7.625%, due 7/15/18		1,000,000	925,000
Rogers Cable, 8.75%, due 5/1/32		8,430,000	9,429,958
			14,012,458
REAL ESTATE	0.4%
BF Saul REIT, 7.50%, due 3/1/14		5,000,000	4,350,000
TOTAL CORPORATE BONDS (Identified cost—$58,022,878)			54,924,889

See accompanying notes to financial statements.

COHEN & STEERS REIT AND UTILITY INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2008 (Unaudited)

		Principal Amount	Value
COMMERCIAL PAPER	2.8%
San Paolo US Financial, 1.05%, due 7/1/08 (Identified cost—$32,259,000)		$32,259,000	$32,259,000
TOTAL INVESTMENTS (Identified cost—$1,776,966,918)	167.5%		1,933,343,665
OTHER ASSETS IN EXCESS OF LIABILITIES	1.4%		15,819,701
LIQUIDATION VALUE OF PREFERRED SHARES	(68.9)%		(795,000,000)
NET ASSETS APPLICABLE TO COMMON SHARES (Equivalent to $19.61 per share based on 58,858,135 shares of common stock outstanding)	100.0%		$1,154,163,366

Glossary of Portfolio Abbreviations

ADR  American Depositary Receipt

FRN  Floating Rate Note

PPLUS  Preferred Plus Trust

REIT  Real Estate Investment Trust

Note: Percentages indicated are based on the net assets applicable to common shares of the fund.

a  50,000 shares segregated as collateral for the interest rate swap transactions.

b  300,000 shares segregated as collateral for the interest rate swap transactions.

c  34,900 shares segregated as collateral for interest rate swap transactions.

d  110,000 shares segregated as collateral for interest rate swap transactions.

e  Non-income producing security.

f  Illiquid security. Aggregate holdings equal 1.2% of net assets applicable to common shares.

g  Resale is restricted to qualified institutional investors. Aggregate holdings equal 4.1% of net assets applicable to common shares.

See accompanying notes to financial statements.

COHEN & STEERS REIT AND UTILITY INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2008 (Unaudited)

Interest rate swaps outstanding at June 30, 2008 are as follows:

Counterparty	Notional Amount	Fixed Rate Payable	Floating Rate[a] (reset monthly) Receivable	Termination Date	Unrealized Appreciation/ (Depreciation)
Merrill Lynch Derivative Products AG	$46,000,000	3.415%	2.483%	March 29, 2009	$(116,840)
Merrill Lynch Derivative Products AG	$46,000,000	3.461%	2.483%	March 29, 2010	(46,594)
Merrill Lynch Derivative Products AG	$70,000,000	3.600%	2.483%	January 29, 2014	2,191,652
Royal Bank of Canada	$68,000,000	2.990%	2.482%	March 26, 2009	37,273
Royal Bank of Canada	$40,000,000	3.498%	2.481%	November 22, 2012	929,318
Royal Bank of Canada	$40,000,000	3.634%	2.483%	March 31, 2014	1,250,788
UBS AG	$34,000,000	4.060%	2.483%	April 19, 2010	(403,290)
UBS AG	$34,000,000	4.173%	2.483%	April 28, 2010	(456,613)
UBS AG	$60,000,000	3.639%	2.482%	April 17, 2013	1,257,017
					$4,642,711

a  Based on LIBOR (London Interbank Offered Rate). Represents rates in effect at June 30, 2008.

See accompanying notes to financial statements.

COHEN & STEERS REIT AND UTILITY INCOME FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2008 (Unaudited)

ASSETS:
Investments in securities, at value (Identified cost—$1,776,966,918)	$1,933,343,665
Cash	131,225
Dividends and interest receivable	8,760,594
Receivable for investment securities sold	7,408,233
Unrealized appreciation on interest rate swap transactions	5,666,048
Other assets	87,197
Total Assets	1,955,396,962
LIABILITIES:
Payable for dividends declared on preferred shares	1,286,954
Payable for dividends declared on common shares	1,217,775
Payable for investment management fees	1,074,530
Unrealized depreciation on interest rate swap transactions	1,023,337
Payable for investment securities purchased	853,903
Payable for administration fees	74,046
Payable for directors' fees	4,780
Other liabilities	698,271
Total Liabilities	6,233,596
LIQUIDATION VALUE OF PREFERRED SHARES	795,000,000
TOTAL NET ASSETS APPLICABLE TO COMMON SHARES	$1,154,163,366
NET ASSETS consist of:
Paid-in-capital	$1,026,146,757
Dividends in excess of net investment income	(34,130,175)
Accumulated undistributed net realized gain	1,122,406
Net unrealized appreciation	161,024,378
$1,154,163,366
NET ASSET VALUE PER COMMON SHARE:
($1,154,163,366 ÷ 58,858,135 shares outstanding)	$19.61
MARKET PRICE PER COMMON SHARE	$17.56
MARKET PRICE DISCOUNT TO NET ASSET VALUE PER COMMON SHARE	(10.45)%

See accompanying notes to financial statements.

COHEN & STEERS REIT AND UTILITY INCOME FUND, INC.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2008 (Unaudited)

Investment Income:
Dividend income (net of $364,519 of foreign withholding tax)	$36,471,237
Interest income	8,214,267
Total Income	44,685,504
Expenses:
Investment management fees	8,511,433
Preferred remarketing fee	972,426
Shareholder reporting expenses	794,822
Administration fees	582,661
Professional fees	533,210
Custodian fees and expenses	124,622
Directors' fees and expenses	27,488
Transfer agent fees and expenses	9,404
Registration and filing fees	8,404
Miscellaneous	127,085
Total Expenses	11,691,555
Reduction of Expenses (See Note 2)	(2,002,690)
Net Expenses	9,688,865
Net Investment Income	34,996,639
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	2,170,997
Options written	(134,500)
Foreign currency transactions	(38,017)
Interest rate swap transactions	(818,916)
Net realized gain	1,179,564
Net change in unrealized appreciation on:
Investments	(123,079,137)
Foreign currency translations	1,977
Interest rate swap transactions	3,471,200
Net change in unrealized appreciation	(119,605,960)
Net realized and unrealized loss	(118,426,396)
Net Decrease in Net Assets Resulting from Operations	(83,429,757)
Less Dividends to Preferred Shareholders	(16,328,459)
Net Decrease in Net Assets from Operations Applicable to Common Shares	$(99,758,216)

See accompanying notes to financial statements.

COHEN & STEERS REIT AND UTILITY INCOME FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

	For the Six Months Ended June 30, 2008	For the Year Ended December 31, 2007
Change in Net Assets Applicable to Common Shares:
From Operations:
Net investment income	$34,996,639	$78,922,423
Net realized gain	1,179,564	38,990,279
Net change in unrealized appreciation	(119,605,960)	(138,802,543)
Net decrease in net assets resulting from operations	(83,429,757)	(20,889,841)
Less Dividends and Distributions to Preferred Shareholders from:
Net investment income	(16,328,459)	(32,007,551)
Net realized gain on investments	—	(10,761,047)
Total dividends and distributions to preferred shareholders	(16,328,459)	(42,768,598)
Net decrease in net assets from operations applicable to common shares	(99,758,216)	(63,658,439)
Less Dividends and Distributions to Common Shareholders from:
Net investment income	(48,557,963)	(58,279,954)
Net realized gain on investments	—	(19,130,750)
Tax return of capital	—	(39,569,854)
Total dividends and distributions to common shareholders	(48,557,963)	(116,980,558)
Capital Stock Transactions:
Decrease in net assets from underwriting commissions and offering expenses from issuance of preferred shares	—	(1,184,000)
Total decrease in net assets applicable to common shares	(148,316,179)	(181,822,997)
Net Assets Applicable to Common Shares:
Beginning of period	1,302,479,545	1,484,302,542
End of period[a]	$1,154,163,366	$1,302,479,545

a  Includes dividends in excess of net investment income of $34,130,175 and $4,240,392, respectively.

See accompanying notes to financial statements.

COHEN & STEERS REIT AND UTILITY INCOME FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)

The following table includes selected data for a common share outstanding throughout each period and other performance information derived from the financial statements. It should be read in conjunction with the financial statements and notes thereto.

	For the Six Months Ended	For the Year Ended December 31,			For the Period January 30, 2004[a] through
Per Share Operating Performance:	June 30, 2008	2007	2006	2005	December 31, 2004
Net asset value per common share, beginning of period	$22.13	$25.22	$21.26	$21.51	$19.10
Income from investment operations:
Net investment income	0.60	1.50	1.43	1.17 [b]	0.90
Net realized and unrealized gain (loss) on investments	(2.01)	(1.85)	5.47	0.57	2.97
Total income (loss) from investment operations	(1.41)	(0.35)	6.90	1.74	3.87
Less dividends and distributions to preferred shareholders from:
Net investment income	(0.28)	(0.55)	(0.32)	(0.25)	(0.12)
Net realized gain on investments	—	(0.18)	(0.26)	(0.12)	(0.01)
Total dividends and distributions to preferred shareholders	(0.28)	(0.73)	(0.58)	(0.37)	(0.13)
Total from investment operations applicable to common shares	(1.69)	(1.08)	6.32	1.37	3.74
Less: Offering costs charged to paid-in capital—common shares	—	—	—	—	(0.04)
Offering costs charged to paid-in capital—preferred shares	—	(0.02)	(0.01)	(0.02)	(0.12)
Dilutive effect of common share offering	—	—	—	—	(0.12)
Preferred and common share offering cost adjustment	—	—	—	0.00 [c]	—
Total offering costs	—	(0.02)	(0.01)	(0.02)	(0.28)
Less dividends and distributions to common shareholders from:
Net investment income	(0.83)	(0.99)	(1.13)	(0.93)	(0.79)
Net realized gain on investments	—	(0.33)	(0.87)	(0.46)	(0.03)
Tax return of capital	—	(0.67)	(0.35)	(0.21)	(0.23)
Total dividends and distributions to common shareholders	(0.83)	(1.99)	(2.35)	(1.60)	(1.05)
Net increase (decrease) in net asset value per common share	(2.52)	(3.09)	3.96	(0.25)	2.41
Net asset value, per common share, end of period	$19.61	$22.13	$25.22	$21.26	$21.51
Market value, per common share, end of period	$17.56	$20.11	$22.35	$17.66	$18.76
Net asset value total return[e]	–7.39%[d]	–3.69%	32.65%	7.65%	19.46%[d]
Market value return[e]	–8.74%[d]	–1.24%	41.52%	2.53%	–0.50%[d]

See accompanying notes to financial statements.

COHEN & STEERS REIT AND UTILITY INCOME FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	For the Six Months Ended	For the Year Ended December 31,			For the Period January 30, 2004[a] through
Ratios/Supplemental Data:	June 30, 2008	2007	2006	2005	December 31, 2004
Net assets applicable to common shares, end of period (in millions)	$1,154.2	$1,302.5	$1,484.3	$1,251.4	$1,266.2
Ratio of expenses to average daily net assets applicable to common shares (before expense reduction)[g]	1.93%[f]	1.60%	1.57%	1.57%	1.49%[f]
Ratio of expenses to average daily net assets applicable to common shares (net of expense reduction)[g]	1.60%[f]	1.29%	1.27%	1.27%	1.21%[f]
Ratio of net investment income to average daily net assets applicable to common shares (before expense reduction)[g]	5.44%[f]	5.12%	5.47%	5.15%	5.40%[f]
Ratio of net investment income to average daily net assets applicable to common shares (net of expense reduction)[g]	5.77%[f]	5.42%	5.77%	5.45%	5.68%[f]
Ratio of expenses to average daily managed assets (before expense reduction)[g,h]	1.17%[f]	1.04%	1.04%	1.04%	1.04%[f]
Ratio of expenses to average daily managed assets (net of expense reduction)[g,h]	0.97%[f]	0.84%	0.84%	0.84%	0.84%[f]
Portfolio turnover rate	23%[d]	22%	24%	20%	18%[d]
Preferred Shares:
Liquidation value, end of period (in 000's)	$795,000	$795,000	$700,000	$645,000	$570,000
Total shares outstanding (in 000's)	32	32	28	26	23
Asset coverage ratio for auction market preferred shares	245%	264%	312%	294%	322%
Asset coverage per share for auction market preferred shares	$61,294	$65,958	$78,011	$73,504	$80,534
Liquidation preference per share	$25,000	$25,000	$25,000	$25,000	$25,000
Average market value per share[i]	$25,000	$25,000	$25,000	$25,000	$25,000

a  Commencement of operations.

b  Calculation based on average shares outstanding.

c  Amount is less than $0.005.

d  Not annualized.

e  Total market value return is computed based upon the New York Stock Exchange market price of the fund's shares and excludes the effects of brokerage commissions. Total net asset value return measures the changes in value over the period indicated, taking into account dividends as reinvested. Dividends and distributions, if any, are assumed for purposes of these calculations, to be reinvested at prices obtained under the fund's dividend reinvestment plan.

f  Annualized.

g  Ratios do not reflect dividend payments to preferred shareholders.

h  Average daily managed assets represent net assets applicable to common shares plus liquidation preference of preferred shares.

i  Based on weekly prices.

See accompanying notes to financial statements.

COHEN & STEERS REIT AND UTILITY INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1. Significant Accounting Policies

Cohen & Steers REIT and Utility Income Fund, Inc. (the fund) was incorporated under the laws of the State of Maryland on October 1, 2003 and is registered under the Investment Company Act of 1940, as amended, as a nondiversified, closed-end management investment company. The fund's investment objective is high current income.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (GAAP). The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. (Nasdaq) national market system are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities. Exchange traded options are valued at their last sale price as of the close of options trading on applicable exchanges. In the absence of a last sale, options are valued at the average of the quoted bid and asked prices as of the close of business. Over-the-counter options quotations are provided by the respective counterparty.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be over-the-counter, but excluding securities admitted to trading on the Nasdaq National List, are valued at the official closing prices as reported by Nasdaq, the National Quotation Bureau, or such other comparable sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Board of Directors to reflect the fair market value of such securities. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Directors believes most closely reflect the value of such securities.

COHEN & STEERS REIT AND UTILITY INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Securities for which market prices are unavailable, or securities for which the investment manager determines that bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the fund's Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The fund's use of fair value pricing may cause the net asset value of fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates value.

The fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the fund's investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

• Level 1—quoted prices in active markets for identical investments

• Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3—significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

COHEN & STEERS REIT AND UTILITY INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

The following is a summary of the inputs used as of June 30, 2008 in valuing the fund's investments carried at value:

		Fair Value Measurements at June 30, 2008 Using
	Total	Quoted Prices In Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in Securities	$1,933,343,665	$1,702,206,793	$226,418,486	$4,718,386
Other Financial Instruments*	4,642,711	—	4,642,711	—
Total	$1,937,986,376	$1,702,206,793	$231,061,197	$4,718,386

*  Other financial instruments include interest rate swap contracts.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of December 31, 2007	$9,822,467
Accrued discounts	44
Realized loss	(3,669,427)
Change in unrealized appreciation	2,766,190
Net sales	(731,825)
Transfers out of Level 3	(3,469,063)
Balance as of June 30, 2008	$4,718,386

Security Transactions and Investment Income: Security transactions are recorded on trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized over the life of the respective securities. Dividend income is recorded on the ex-dividend date except for certain dividends on foreign securities, which are recorded as soon as the fund is informed after the ex-dividend date. The fund records distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available, and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The fund adjusts the estimated amounts of the components of distributions (and consequently its net investment income) as an increase to unrealized appreciation/(depreciation) and realized gain/(loss) on investments as necessary once the issuers provide information about the actual composition of the distributions.

COHEN & STEERS REIT AND UTILITY INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Foreign Currency Translations: The books and records of the fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and foreign currency contracts are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

Foreign Securities: The fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Options: The fund may write covered call options on an index or a security. When a fund writes (sells) an option, an amount equal to the premium received by the fund is recorded in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the fund realizes a gain or loss on the option to the extent of the premiums received. Premiums received from writing options which are exercised or are closed, are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. The fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying index or security. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contract.

Interest Rate Swaps: The fund uses interest rate swaps in connection with the sale of preferred shares. The interest rate swaps are intended to reduce the risk that an increase in short-term interest rates could have on the performance of the fund's common shares as a result of the floating rate structure of the preferred shares. In these interest rate swaps, the fund agrees to pay the other party to the interest rate swap (which is known as the counterparty) a fixed rate payment in exchange for the counterparty agreeing to pay the fund a variable rate payment that is intended to approximate the fund's variable rate payment obligation on the preferred shares. The payment obligation is based on the notional amount of the swap. Depending on the state of interest rates in general, the use of interest rate swaps could enhance or harm the overall performance of the common shares. The market value of interest rate swaps is based on pricing models that consider the time value of money, volatility, the current market and contractual prices of the underlying financial instrument. Unrealized appreciation is reported

COHEN & STEERS REIT AND UTILITY INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

as an asset and unrealized depreciation is reported as a liability on the Statement of Assets and Liabilities. The change in value of swaps, including the accrual of periodic amounts of interest to be paid or received on swaps, is reported as unrealized gains or losses in the Statement of Operations. A realized appreciation or depreciation is recorded upon payment or receipt of a periodic payment or termination of swap agreements. Swap agreements involve, to varying degrees, elements of market and counterparty risk, and exposure to loss in excess of the related amounts reflected in the Statement of Assets and Liabilities.

Dividends and Distributions to Shareholders: Dividends from net investment income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP. Dividends from net investment income are declared and paid monthly. Net realized capital gains, unless offset by any available capital loss carryforward, are typically distributed to shareholders at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date and are automatically reinvested in full and fractional shares of the fund unless the shareholder has elected to have them paid in cash.

Distributions paid by the fund are subject to recharacterization for tax purposes. Based upon the results of operations for the six months ended June 30, 2008, the investment manager considers it likely that a portion of the dividends will be reclassified to return of capital and distributions of net realized capital gains upon the final determination of the fund's taxable income for the year.

Series M7, Series T7, Series T7-2, Series W7, Series TH7 and Series F7 preferred shares pay dividends based on a variable interest rate set at auctions, normally held every seven days. Dividends and distributions are declared and recorded for the subsequent seven day period on the auction date. In most instances, dividends are payable every seven days, on the first business day following the end of the dividend period.

Series M28, Series T28, Series W28 and Series F28 preferred shares pay dividends based on a variable interest rate set at auctions, normally held every 28 days. The dividends are declared and recorded for the subsequent 28 day period on the auction date. In most instances, dividends are payable every 28 days, on the first business day following the end of the dividend period.

Income Taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interest of the shareholders, by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies, and by distributing substantially all of its taxable earnings to its shareholders. Accordingly, no provision for federal income or excise tax is necessary. The fund has adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. An assessment of the fund's tax positions has been made and it has been determined that there is no impact to the fund's financial statements. Each of the fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

COHEN & STEERS REIT AND UTILITY INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Note 2. Investment Management Fees, Administration Fees and Other Transactions with Affiliates

Investment Management Fees: The investment manager serves as the fund's investment manager pursuant to an investment management agreement (the management agreement). Under the terms of the management agreement, the investment manager provides the fund with day-to-day investment decisions and generally manages the fund's investments in accordance with the stated polices of the fund, subject to the supervision of the Board of Directors.

For the services under the management agreement, the fund pays the investment manager a management fee, accrued daily and paid monthly, at an annual rate of 0.85% of the fund's average daily managed asset value. Managed asset value is the net asset value of the common shares plus the liquidation preference of the preferred shares.

The investment manager has contractually agreed to waive its investment management fee in the amount of 0.20% of average daily managed asset value for the first five years of the fund's operations, 0.15% of average daily managed asset value in year six, 0.10% of average daily managed asset value in year seven and 0.05% of average daily managed asset value in year eight. During the six months ended June 30, 2008, the investment manager waived its fee at the annual rate of 0.20%.

Administration Fees: The fund has entered into an administration agreement with the investment manager under which the investment manager performs certain administrative functions for the fund and receives a fee, accrued daily and paid monthly, at the annual rate of 0.06% of the fund's average daily managed assets up to $1 billion, 0.04% of the fund's average daily managed assets in excess of $1 billion up to $1.5 billion and 0.02% of the fund's average daily managed assets in excess of $1.5 billion. For the six months ended June 30, 2008, the fund incurred $448,903 in administration fees. Additionally, the fund has retained State Street Bank and Trust Company as sub-administrator under a fund accounting and administration agreement.

Directors' and Officers' Fees: Certain directors and officers of the fund are also directors, officers, and/or employees of the advisor. The fund does not pay compensation to any affiliated directors and officers except for the Chief Compliance Officer, who received $7,558 from the fund for the six months ended June 30, 2008.

Note 3. Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term investments, for the six months ended June 30, 2008 totaled $461,441,262 and $495,707,226 respectively.

COHEN & STEERS REIT AND UTILITY INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Transactions in options written during the six months ended June 30, 2008, were as follows:

	Number of Contracts	Premium
Options outstanding at December 31, 2007	—	$—
Options written	6,000	490,150
Options terminated in closing transactions	(1,000)	(66,500)
Options exercised	(5,000)	(423,650)
Options outstanding at June 30, 2008	—	$—

Note 4. Income Tax Information

As of June 30, 2008, the federal tax cost and net unrealized appreciation on securities were as follows:

Gross unrealized appreciation	$287,811,720
Gross unrealized depreciation	(131,434,973)
Net unrealized appreciation	$156,376,747
Cost for federal income tax purposes	$1,776,966,918

Note 5. Capital Stock

The fund is authorized to issue 100 million shares of common stock at a par value of $0.001 per share.

During the six months ended June 30, 2008 and the year ended December 31, 2007, the fund issued no shares of common stock for the reinvestment of dividends.

On February 14, 2007, the fund issued 3,800 auction market preferred shares, Series T7-2 (par value $0.001). Proceeds paid to the fund amounted to $93,816,000 after deduction of underwriting commissions and offering expenses of $1,184,000. This issue has received a "AAA/Aaa" rating from Standard & Poor's and Moody's.

The fund's articles of incorporation authorize the issuance of fund preferred shares, par value $0.001 per share, in one or more classes or series, with rights as determined by the Board of Directors, by action of the Board of Directors without the approval of the common shareholders.

Preferred shares are senior to the fund's common shares and will rank on a parity with shares of any other series of preferred shares, and with shares of any other series of preferred stock of the fund, as to the payment of dividends and the distribution of assets upon liquidation. If the fund does not timely cure a failure to (1) maintain a discounted value of its portfolio equal to the preferred shares basic maintenance amount, (2) maintain the 1940 Act preferred shares asset coverage, or (3) file a required certificate related to asset coverage on time, the preferred shares will be subject to a mandatory redemption at the redemption price of $25,000 per share plus an

COHEN & STEERS REIT AND UTILITY INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

amount equal to accumulated but unpaid dividends thereon to the date fixed for redemption. To the extent permitted under the 1940 Act and Maryland Law, the fund at its option may without consent of the holders of preferred shares, redeem preferred shares having a dividend period of one year or less, in whole, or in part, on the business day after the last day of such dividend period upon not less than 15 calendar days and not more than 40 calendar days prior to notice. The optional redemption price is $25,000 per share plus an amount equal to accumulated but unpaid dividends thereon to the date fixed for redemption.

The fund's common shares and preferred shares have equal voting rights of one vote per share and vote together as a single class, except in certain circumstances regarding the election of directors. In addition, the affirmative vote of the holders of a majority, as defined in the 1940 Act, of the outstanding preferred shares shall be required to (1) approve any plan of reorganization that would adversely affect the preferred shares and (2) approve any matter that materially and adversely affects the rights, preferences, or powers of that series.

The following table reflects the preferred shares issued and outstanding as of June 30, 2008 along with the range of dividend rates paid during the six months ended June 30, 2008:

	Value	Range
Auction market preferred shares, Series M7, ($25,000 liquidation value, $0.001 par value, 3,360 shares issued and outstanding)	$84,000,000	3.54	%-5.25%
Auction market preferred shares, Series M28, ($25,000 liquidation value, $0.001 par value, 2,200 shares issued and outstanding)	$55,000,000	3.70	%-4.95%
Auction market preferred shares, Series T7, ($25,000 liquidation value, $0.001 par value, 3,360 shares issued and outstanding)	$84,000,000	3.55	%-5.35%
Auction market preferred shares, Series T7-2, ($25,000 liquidation value, $0.001 par value, 3,800 shares issued and outstanding)	$95,000,000	3.55	%-5.25%
Auction market preferred shares, Series T28, ($25,000 liquidation value, $0.001 par value, 3,000 shares issued and outstanding)	$75,000,000	3.70	%-4.70%
Auction market preferred shares, Series W7, ($25,000 liquidation value, $0.001 par value, 3,360 shares issued and outstanding)	$84,000,000	3.55	%-5.60%
Auction market preferred shares, Series W28, ($25,000 liquidation value, $0.001 par value, 3,000 shares issued and outstanding)	$75,000,000	3.70	%-5.00%

COHEN & STEERS REIT AND UTILITY INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

	Value	Range
Auction market preferred shares, Series TH7, ($25,000 liquidation value, $0.001 par value, 3,360 shares issued and outstanding)	$84,000,000	3.55	%-5.50%
Auction market preferred shares, Series F7, ($25,000 liquidation value, $0.001 par value, 3,360 shares issued and outstanding)	$84,000,000	3.54	%-5.30%
Auction market preferred shares, Series F28, ($25,000 liquidation value, $0.001 par value, 3,000 shares issued and outstanding)	$75,000,000	3.63	%-5.50%
	$795,000,000

The Articles Supplementary (the "Articles") creating each series of Auction Market Preferred Shares ("AMPS") provide for dividends to be paid at either the rate set in the current auction, or at the maximum rate as defined in the Articles if sufficient clearing bids for the AMPS are not received in the current auction. Beginning on February 13, 2008, sufficient clearing bids were not received for a number of auctions for certain AMPS series of the fund, and therefore, the maximum rates were declared on the respective AMPS series. Based upon the current ratings of the AMPS, the maximum rate for shares of a series will be the greater of 125% of LIBOR or 125 basis points plus LIBOR.

An existing owner of AMPS may sell, transfer or dispose of AMPS only in an auction, pursuant to a bid or sell order in accordance with the auction procedures, or outside an auction, to or through a broker-dealer. Existing holders will be able to sell all of the AMPS that are the subject of their submitted sell orders only if there are bidders willing to purchase those AMPS in the auction. An auction fails when there is an insufficient number of bidders. A failed auction is not a default. Dividends continue to be paid on the AMPS at the maximum rate rather than an auction rate. Broker-dealers, which have been appointed by the fund to serve as dealers for the auctions, may submit a bid in an auction to avoid an auction failure, but are not obligated to do so.

The AMPS continue to be rated Aaa by Moody's Investor Services and AAA by Standard & Poor's. In addition, the fund continues to meet certain specified asset coverage tests required by the rating agencies as well as the 200% asset coverage test with respect to AMPS set forth in the Investment Company Act of 1940, as amended.

Note 6. Other

In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

COHEN & STEERS REIT AND UTILITY INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Note 7. New Accounting Pronouncement

In March 2008, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and related hedged items are accounted for, and (c) how derivative instruments and related hedged items affect the fund's financial position, financial performance, and cash flows. Management is currently evaluating the impact the adoption of this pronouncement will have on the fund's financial statements. FAS 161 is effective for fiscal years beginning after November 15, 2008.

COHEN & STEERS REIT AND UTILITY INCOME FUND, INC.

PROXY RESULTS (Unaudited)

During the six months ended June 30, 2008, Cohen & Steers REIT and Utility Income Fund, Inc. shareholders voted on the following proposals at an annual meeting held on April 1, 2008. The description of each proposal and number of shares voted are as follows:

Proposal—Election of Directors

The shareholders voted to elect three Directors to serve until the Annual Meeting of Stockholders in 2011. Of these three Director positions, one Director position was voted for by preferred stock shareholders voting as a single class for the preferred stock. The remaining two Director positions were filled by the two Director nominees for the common stock who received the most votes of the holders of the Fund's Common Shares, voting together with the holders of the Fund's Auction Market Preferred Shares.

The Board of Directors nominated Bonnie Cohen and Richard E. Kroon as Director nominees for the common stock. The Board of Directors also nominated Willard H. Smith Jr. as a Director nominee for the preferred stock. A shareholder of record nominated Arthur D. Lipson and William J. Roberts as Director nominees for the common stock.

As shown below, Bonnie Cohen and Richard E. Kroon having received the most votes of the owners of the common shares and the preferred shares, voting as a single class, were elected as Directors to serve for a term expiring on the date on which the annual meeting of shareholders is held in 2011.

Nominee	Affirmative	Withheld
Bonnie Cohen*	19,228,434	465,284
Richard E. Kroon*	19,233,872	459,846
Arthur D. Lipson*	10,232,599	271,820
William J. Roberts*	10,224,664	279,755
Willard H. Smith**	0	0

*  Designated as Directors to be elected by holders of common and preferred shares, voting together as a single class.

**  Designated as a Director to be elected by holders of preferred shares voting separately.

The election of the Director designated to be elected by the holders of the fund's preferred shares was adjourned, due to a lack of a quorum. In light of the limited prospects of obtaining quorum, and the costs associated with the continued solicitation of proxies from holders of preferred shares, it was determined that the annual meeting would be adjourned indefinitely as to the proposal. Accordingly, and pursuant to Maryland law, Willard H. Smith Jr. will continue to serve as a Director until the next annual meeting of shareholders and until his successor is elected and qualifies.

COHEN & STEERS REIT AND UTILITY INCOME FUND, INC.

AVERAGE ANNUAL TOTAL RETURNS

(Periods ended June 30, 2008) (Unaudited)

Based on Net Asset Value		Based on Market Value
One Year	Since Inception (1/30/04)	One Year	Since Inception (1/30/04)
–10.66%	9.97%	–8.32%	6.14%

The performance data quoted represent past performance. Past performance is no guarantee of future results. The investment return will vary and the principal value of an investment will fluctuate and shares, if sold, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance results reflect the effect of leverage resulting from the issuance of preferred shares.

REINVESTMENT PLAN

On March 18, 2008, the Board of Directors of the Corporation approved changes to the Corporation's dividend reinvestment plan (the "Plan"). The revised Plan is set forth below.

The fund has a dividend reinvestment plan commonly referred to as an "opt-out" plan. Each common shareholder who participates in the Plan will have all distributions of dividends and capital gains ("Dividends") automatically reinvested in additional common shares by The Bank of New York Mellon as agent (the "Plan Agent"). Shareholders who elect not to participate in the Plan will receive all Dividends in cash paid by check mailed directly to the shareholder of record (or if the shares are held in street or other nominee name, then to the nominee) by the Plan Agent, as dividend disbursing agent. Shareholders whose common shares are held in the name of a broker or nominee should contact the broker or nominee to determine whether and how they may participate in the Plan.

The Plan Agent serves as agent for the shareholders in administering the Plan. After the fund declares a Dividend, the Plan Agent will, as agent for the shareholders, either: (i) receive the cash payment and use it to buy common shares in the open market, on the NYSE or elsewhere, for the participants' accounts or (ii) distribute newly issued common shares of the Fund on behalf of the participants.

The Plan Agent will receive cash from the fund with which to buy common shares in the open market if, on the Dividend payment date, the net asset value ("NAV") per share exceeds the market price per share plus estimated brokerage commissions on that date. The Plan Agent will receive the Dividend in newly issued common shares of the fund if, on the Dividend payment date, the market price per share plus estimated brokerage commissions equals or exceeds the NAV per share of the fund on that date. The number of shares to be issued will be computed at a per share rate equal to the greater of (i) the NAV or (ii) 95% of the closing market price per share on the payment date.

COHEN & STEERS REIT AND UTILITY INCOME FUND, INC.

If the market price per share is less than the NAV on a Dividend payment date, the Plan Agent will have until the last business day before the next ex-dividend date for the common stock, but in no event more than 30 days after the Dividend payment date (as the case may be, the "Purchase Period"), to invest the Dividend amount in shares acquired in open market purchases. If at the close of business on any day during the Purchase Period on which NAV is calculated the NAV equals or is less than the market price per share plus estimated brokerage commissions, the Plan Agent will cease making open market purchases and the uninvested portion of such Dividends shall be filled through the issuance of new shares of common stock from the Fund at the price set forth in the immediately preceding paragraph.

Participants in the Plan may withdraw from the Plan upon notice to the Plan Agent. Such withdrawal will be effective immediately if received not less than ten days prior to a Dividend record date; otherwise, it will be effective for all subsequent Dividends. When a participant withdraws from the Plan or upon termination of the Plan as provided below, certificates for whole common shares credited to his or her account under the Plan will be issued and a cash payment will be made for any fraction of a common share credited to such account. If any participant elects to have the Plan Agent sell all or part of his or her shares and remit the proceeds, the Plan Agent is authorized to deduct a $15.00 fee plus $0.10 per share brokerage commissions.

The Plan Agent's fees for the handling of reinvestment of Dividends will be paid by the fund. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment of Dividends. The automatic reinvestment of Dividends will not relieve participants of any income tax that may be payable or required to be withheld on such Dividends.

The fund reserves the right to amend or terminate the Plan. All correspondence concerning the Plan should be directed to the Plan Agent at 800-432-8224.

OTHER INFORMATION

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 800-330-7348, (ii) on our Web site at cohenandsteers.com or (iii) on the Securities and Exchange Commission's Web site at http://www.sec.gov. In addition, the fund's proxy voting record for the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling 800-330-7348 or (ii) on the SEC's Web site at http://www.sec.gov.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available (i) without charge, upon request by calling 800-330-7348, or (ii) on the SEC's Web site at http://www.sec.gov. In addition, the Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

COHEN & STEERS REIT AND UTILITY INCOME FUND, INC.

Please note that the distributions paid by the fund to shareholders are subject to recharacterization for tax purposes. The fund may also pay distributions in excess of the fund's net investment company taxable income and this excess would be a tax-free return of capital distributed from the fund's assets. To the extent this occurs, the fund's shareholders of record will be notified of the estimated amount of capital returned to shareholders for each such distribution and this information will also be available at cohenandsteers.com and should not be relied upon or used for tax planning or tax reporting purposes. The final tax treatment of all distributions is reported to shareholders on their 1099-DIV forms, which are mailed after the close of each calendar year. Distributions of capital decrease the fund's total assets and, therefore, could have the effect of increasing the fund's expense ratio. In addition, in order to make these distributions, the fund may have to sell portfolio securities at a less than opportune time.

On June 12, 2008, the Board of Directors of the Corporation approved the delegation of its authority to management to effect repurchases, pursuant to management's discretion and subject to market conditions and investment considerations, of up to 10% of the Corporation's total assets through the current fiscal year ending December 31, 2008. During the period of this report, the Corporation did not effect any repurchases. Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Corporation may purchase, from time to time, shares of its common stock in the open market.

On June 18, 2008, the Board of Directors of the Corporation approved changes to the Corporation's policies and procedures with respect to the disclosure of the Corporation's portfolio securities permitting the Corporation to post an uncertified list of portfolio holdings on the Web site at http://www.cohenandsteers.com, no earlier than 15 days after the end of each calendar quarter. The holdings information remains available until the Corporation files a report on Form N-Q or Form NCSR for the period that includes the date as of which the information is current. In addition to information on portfolio holdings, other fund statistical information may be found on the Cohen & Steers Funds' Web site or by calling 800-330-7348.

On March 18, 2008, the Board of Directors of the fund approved the expansion of the options strategy to permit the fund to write options on custom baskets of securities and customized indexes and to remove any requirement that a fund must hold an exchange-traded fund ("ETF") as a portfolio security in order to write an option on an ETF.

The fund may write covered call options on securities (including securities of ETFs), stock indices or custom baskets of securities that are traded on U.S. or foreign exchanges or over-the-counter (OTC). An option on a security is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy a specified security (in the case of a call option) from the writer of the option at a designated price during the term of the option. An option on a securities index or basket of securities gives the purchaser of the option, in return for the premium paid, the right to receive from the seller cash equal to the difference between the closing price of the index or basket of securities and the exercise price of the option.

COHEN & STEERS REIT AND UTILITY INCOME FUND, INC.

The fund may write a call option on a security (other than securities of ETFs) only if the option is "covered." A call option on a security written by the fund is covered if the fund owns the underlying security covered by the call. The fund will cover call options on ETFs, stock indices or custom baskets by owning securities whose price changes, in the opinion of the Advisor, are expected to be similar to those of the ETF, index or basket, or in such other manner as may be in accordance with the rules of any exchange on which the option is traded and other applicable laws and regulations. Nevertheless, where the fund covers a call option on an ETF, stock index or custom basket through ownership of securities, such securities may not match the composition of the ETF, index or basket. In that event, the fund will not be fully covered and could be subject to risk of loss in the event of adverse changes in the value of the ETF, index or basket.

The value of the underlying securities, ETFs, indices and baskets on which options may be written at any one time will not exceed 25% of the total managed assets of the fund.

The fund will receive a premium for writing a call option, which will increase the fund's realized gains in the event the option expires unexercised or is closed out at a profit. If the value of a security, ETF, index or basket on which the fund has written a call option falls or remains the same, the fund will realize a profit in the form of the premium received (less transaction costs) that could offset all or a portion of any decline in the value of the portfolio securities being hedged. A rise in the value of the underlying security, ETF, index or basket, however, exposes the fund to possible loss or loss of opportunity to realize appreciation in the value of the underlying security, ETF, index or basket.

There can be no assurance that a liquid market will exist when the fund seeks to close out an option position. Trading could be interrupted, for example, because of supply and demand imbalances arising from a lack of either buyers or sellers, or the options exchange could suspend trading after the price has risen or fallen more than the maximum specified by the exchange. In addition, when the fund enters into OTC options (including options on custom baskets of securities), these options are not traded on or governed by the rules of any exchange, and the fund's ability to close out an OTC option is subject to the terms of the option contract and the creditworthiness of the option counterparty. Although the fund may be able to offset to some extent any adverse effects of being unable to liquidate an option position, the fund may experience losses in some cases as a result of such inability.

COHEN & STEERS REIT AND UTILITY INCOME FUND, INC.

Meet the Cohen & Steers family of open-end funds:

COHEN & STEERS
REALTY SHARES

  •  Designed for investors seeking total return, investing primarily in REITs

  •  Symbol: CSRSX

COHEN & STEERS
REALTY INCOME FUND

  •  Designed for investors seeking maximum total return, investing primarily in real estate securities with an emphasis on both income and capital appreciation

  •  Symbols: CSEIX, CSBIX, CSCIX, CSDIX

COHEN & STEERS
INTERNATIONAL REALTY FUND

  •  Designed for investors seeking total return, investing primarily in international real estate securities

  •  Symbols: IRFAX, IRFCX, IRFIX

COHEN & STEERS
DIVIDEND VALUE FUND

  •  Designed for investors seeking high current income and long-term growth of income and capital appreciation, investing primarily in dividend paying common stocks and preferred stocks

  •  Symbols: DVFAX, DVFCX, DVFIX

COHEN & STEERS
INSTITUTIONAL GLOBAL REALTY SHARES

  •  Designed for institutional investors seeking total return, investing primarily in global real estate securities

  •  Symbol: GRSIX

COHEN & STEERS
INSTITUTIONAL REALTY SHARES

  •  Designed for institutional investors seeking total return, investing primarily in REITs

  •  Symbol: CSRIX

COHEN & STEERS
GLOBAL REALTY SHARES

  •  Designed for investors seeking total return, investing primarily in global real estate equity securities

  •  Symbols: CSFAX, CSFBX, CSFCX, CSSPX

COHEN & STEERS
GLOBAL INFRASTRUCTURE FUND

  •  Designed for investors seeking total return, investing primarily in global infrastructure securities

  •  Symbols: CSUAX, CSUBX, CSUCX, CSUIX

COHEN & STEERS
ASIA PACIFIC REALTY SHARES

  •  Designed for investors seeking total return, investing primarily in real estate securities located in the Asia Pacific region

  •  Symbols: APFAX, APFCX, APFIX

COHEN & STEERS
EUROPEAN REALTY SHARES

  •  Designed for investors seeking total return, investing primarily in real estate securities located in Europe

  •  Symbols: EURAX, EURCX, EURIX

Please consider the investment objectives, risks, charges and expenses of the fund carefully before investing. A prospectus containing this and other information can be obtained by calling 800-330-7348 or by visiting cohenandsteers.com. Please read the prospectus carefully before investing.

Cohen & Steers Securities, LLC, Distributor

COHEN & STEERS REIT AND UTILITY INCOME FUND, INC.

OFFICERS AND DIRECTORS

Robert H. Steers
Director and co-chairman

Martin Cohen
Director and co-chairman

Bonnie Cohen
Director

George Grossman
Director

Richard E. Kroon
Director

Richard J. Norman
Director

Frank K. Ross
Director

Willard H. Smith Jr.
Director

C. Edward Ward, Jr.
Director

Adam M. Derechin
President and chief executive officer

Joseph M. Harvey
Vice president

William F. Scapell
Vice president

Robert S. Becker
Vice president

Thomas N. Bohjalian
Vice president

Francis C. Poli
Secretary

James Giallanza
Treasurer and chief financial officer

Lisa D. Phelan
Chief compliance officer

KEY INFORMATION

Investment Manager

Cohen & Steers Capital Management, Inc.
280 Park Avenue
New York, NY 10017
(212) 832-3232

Fund Subadministrator and Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Transfer Agent—Common Shares

The Bank of New York Mellon
480 Washington Boulevard
Jersey City, NJ 07310
(866) 227-0757

Transfer Agent—Preferred Shares

The Bank of New York Mellon
101 Barclay Street
New York, NY 10286

Legal Counsel

Stroock & Stroock & Lavan LLP
180 Maiden Lane
New York, NY 10038

New York Stock Exchange Symbol: RTU

Web site: cohenandsteers.com

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of fund shares. Past performance is of course no guarantee of future results and your investment may be worth more or less at the time you sell.

COHEN & STEERS

REIT AND UTILITY INCOME FUND

280 PARK AVENUE

NEW YORK, NY 10017

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RTUSAR

SEMIANNUAL REPORT

JUNE 30, 2008

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

None.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)  Not applicable.

(a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)  Not applicable.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a- 2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS REIT AND UTILITY INCOME FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President and Chief Executive Officer

Date: August 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin
	Name:	Adam M. Derechin
	Title:	President and Chief Executive Officer
(principal executive officer)

By:	/s/ James Giallanza
	Name:	James Giallanza
	Title:	Treasurer
(principal financial officer)

Date: August 27, 2008